UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7303

Global Growth Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

Global Growth Portfolio                                                                                                                         as of May 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.0%

Security	Shares	Value
Airlines — 0.4%
Air France-KLM	7,000	$357,532
		$357,532
Auto Components — 0.2%
Aisin Seiki Co., Ltd.	6,000	$202,803
		$202,803
Automobiles — 0.7%
Honda Motor Co., Ltd. ADR	4,000	$141,320
Toyota Motor Corp.	8,000	481,368
		$622,688
Banks and Money Services — 0.3%
VTB Bank OJSC, GDR, Reg S (1)	24,000	$271,200
		$271,200
Beverages — 2.1%
Diageo PLC ADR	5,000	$426,950
Fomento Economico Mexicano SA de CV ADR	21,000	836,640
Heineken Holding NV	5,000	252,937
InBev NV	6,000	505,177
		$2,021,704
Biotechnology — 2.4%
Celgene Corp. (1)	15,800	$967,592
Cephalon, Inc. (1)	12,700	1,054,227
Gilead Sciences, Inc. (1)	3,400	281,418
		$2,303,237
Capital Markets — 2.7%
Deutsche Bank AG	2,000	$304,200
FCStone Group, Inc. (1)	4,675	197,706
Invesco PLC ADR	17,000	408,850
LYXOR ETF CAC 40	6,000	502,439
UBS AG	19,000	1,239,290
		$2,652,485
Chemicals — 1.1%
Agrium, Inc.	12,000	$463,560
BASF AG ADR	4,500	556,650
		$1,020,210
Commercial Banks — 7.3%
Anglo Irish Bank Corp. PLC	16,000	$375,588
Australia and New Zealand Banking Group, Ltd.	15,000	357,897
Banco Bilbao Vizcaya Argentaria SA ADR	20,000	504,800
Banco Santander Central Hispano SA ADR	47,000	902,400

Bank of Ireland	18,000	$388,683
Barclays PLC ADR	18,000	1,030,140
BNP Paribas SA	4,500	545,654
Danske Bank A/S	10,000	434,830
DBS Group Holdings, Ltd.	30,000	476,976
Erste Bank (1)	5,500	431,422
HBOS PLC	10,000	214,938
Intesa Sanpaolo SpA	25,000	190,963
National Bank of Greece SA ADR	21,000	252,840
Societe Generale	2,200	428,550
Woori Finance Holdings Co., Ltd. ADR	7,050	500,832
		$7,036,513
Commercial Services & Supplies — 0.3%
Copart, Inc. (1)	7,612	$237,418
		$237,418
Communications Equipment — 5.5%
BigBand Networks, Inc. (1)	238	$4,113
CommScope, Inc. (1)	30,000	1,641,900
Nokia Oyj ADR	22,000	602,360
Research in Motion, Ltd. (1)	11,764	1,953,765
Riverbed Technology, Inc. (1)	26,800	1,117,828
		$5,319,966
Computer Peripherals — 1.9%
Apple, Inc. (1)	8,000	$972,480
Brocade Communications Systems, Inc. (1)	89,000	817,020
		$1,789,500
Construction & Engineering — 5.4%
Fluor Corp.	7,500	$780,750
Foster Wheeler, Ltd. (1)	36,000	3,727,440
Vinci SA	8,000	632,602
		$5,140,792
Construction Materials — 0.5%
Lafarge Malayan Cement Berhad	900,000	$455,917
		$455,917
Consumer Finance — 0.8%
Orix Corp.	3,000	$806,422
		$806,422
Containers & Packaging — 0.8%
Owens-Illinois, Inc. (1)	23,000	$782,000
		$782,000

Diversified Consumer Services — 1.4%
Apollo Group, Inc., Class A (1)	13,000	$623,610
DeVry, Inc.	21,800	732,480
		$1,356,090
Diversified Financial Services — 1.6%
Fortis	7,000	$290,862
ING Groep NV ADR	28,400	1,262,096
		$1,552,958
Diversified Telecommunication Services — 2.0%
BT Group PLC ADR	19,000	$1,241,650
Koninklijke KPN NV	30,000	509,116
Telenor ASA (1)	9,500	184,250
		$1,935,016
Electric Utilities — 2.3%
E. ON AG ADR	18,600	$1,020,024
Enel SPA	60,000	682,761
Scottish and Southern Energy PLC	17,000	511,986
		$2,214,771
Electrical Equipment — 0.4%
General Cable Corp. (1)	5,000	$340,750
		$340,750
Electronic Equipment & Instruments — 0.5%
Daktronics, Inc.	10,000	$239,600
Ibiden Co., Ltd.	4,600	248,251
		$487,851
Energy Equipment & Services — 2.4%
Acergy SA ADR	45,000	$1,012,050
Diamond Offshore Drilling, Inc.	5,500	519,035
Hornbeck Offshore Services, Inc. (1)	8,500	339,235
Tenaris SA ADR	9,000	446,850
		$2,317,170
Food & Staples Retailing — 0.8%
Shoppers Drug Mart Corp.	9,700	$457,463
Susser Holdings Corp. (1)	21,721	326,467
		$783,930
Food Products — 2.4%
Nestle SA	2,400	$934,354
Pilgrim’s Pride Corp.	40,000	1,413,200
		$2,347,554
Health Care Equipment & Supplies — 0.9%
American Medical Systems Holdings, Inc. (1)	13,000	$243,880
Synthes, Inc.	2,000	249,279

Thoratec Corp. (1)	17,083	$338,414
		$831,573
Health Care Providers & Services — 0.8%
DaVita, Inc. (1)	4,600	$254,058
Henry Schein, Inc. (1)	10,200	546,006
		$800,064
Hotels, Restaurants & Leisure — 1.0%
Cheesecake Factory, Inc. (The) (1)	12,500	$352,750
Scientific Games Corp., Class A (1)	15,000	560,100
		$912,850
Household Durables — 0.4%
Sekisui House, Ltd.	29,000	$426,520
		$426,520
Industrial Conglomerates — 1.5%
Keppel Corp. Ltd.	160,000	$1,157,105
McDermott International, Inc. (1)	3,700	288,600
		$1,445,705
Insurance — 2.1%
American International Group, Inc.	3,400	$245,956
Aviva PLC	20,000	315,640
Axa ADR	27,200	1,188,368
Muenchener Rueckversicherungs-Gesellschaft AG	1,500	282,400
		$2,032,364
Internet Software & Services — 3.0%
Ariba, Inc. (1)	60,088	$559,419
DealerTrack Holdings, Inc. (1)	10,000	360,900
Equinix, Inc. (1)	3,000	262,140
Google, Inc., Class A (1)	2,587	1,287,679
Skillsoft PLC ADR (1)	42,000	385,140
Switch & Data Facilities Co. (1)	1,035	19,241
		$2,874,519
IT Services — 1.2%
MasterCard, Inc., Class A	3,350	$500,992
MoneyGram International, Inc.	22,696	661,361
		$1,162,353
Machinery — 2.0%
Atlas Copco AB, Class B	26,000	$407,560
Komatsu, Ltd.	32,000	850,309

Titan International, Inc.	21,000	$662,340
		$1,920,209
Media — 0.9%
Comcast Corp., Class A (1)	16,650	$456,376
Live Nation, Inc. (1)	8,400	188,160
Virgin Media, Inc.	9,500	246,240
		$890,776
Metals & Mining — 7.8%
Aber Diamond Corp.	4,836	$204,563
Anglo American PLC ADR	21,000	636,720
BlueScope Steel, Ltd.	29,000	265,760
Companhia Vale do Rio Doce ADR	24,000	921,120
Freeport-McMoRan Copper & Gold, Inc.	7,300	574,510
Gammon Lake Resources, Inc. (1)	73,600	962,688
JSC MMC Norilsk Nickel ADR	2,300	428,950
Rio Tinto PLC ADR	4,800	1,406,160
Thompson Creek Metals Co., Inc. (1)	120,000	1,978,861
Western Copper Corp. (1)	32,000	53,578
		$7,432,910
Multiline Retail — 0.8%
Bon-Ton Stores, Inc.	6,000	$286,200
Saks, Inc.	26,000	521,040
		$807,240
Multi-Utilities — 1.0%
RWE AG	8,400	$952,476
		$952,476
Office Electronics — 1.4%
Canon, Inc.	23,350	$1,372,296
		$1,372,296
Oil, Gas & Consumable Fuels — 8.1%
CNX Gas Corp. (1)	11,000	$324,060
ConocoPhillips	6,500	503,295
Hess Corp.	29,000	1,717,380
Norsk Hydro ASA ADR	16,000	570,560
Petroleo Brasileiro SA ADR	6,000	575,280
Quicksilver Resources, Inc. (1)	17,000	756,330
Rosetta Resources, Inc. (1)	10,000	243,900
Sibir Energy PLC (1)	25,000	210,039
SXR Uranium One, Inc. (1)	95,018	1,481,573
Total SA ADR	18,000	1,358,100
		$7,740,517

Personal Products — 1.0%
Herbalife, Ltd.	10,317	$415,259
Playtex Products, Inc. (1)	34,000	506,600
		$921,859
Pharmaceuticals — 4.8%
Abbott Laboratories	8,400	$473,340
Adams Respiratory Therapeutics, Inc. (1)	5,000	229,000
Elan Corp. PLC ADR (1)	52,000	1,025,440
Ipsen SA	4,100	214,986
Novartis AG ADR	8,000	449,440
Roche Holding AG	5,000	916,932
Shire PLC ADR	17,900	1,248,525
		$4,557,663
Real Estate Investment Trusts (REITs) — 0.2%
Annaly Capital Management, Inc.	12,217	$188,630
		$188,630
Road & Rail — 0.7%
Canadian Pacific Railway, Ltd.	9,000	$643,230
		$643,230
Semiconductors & Semiconductor Equipment — 1.5%
Applied Micro Circuits Corp. (1)	155,000	$435,550
Atheros Communications, Inc. (1)	18,800	547,268
Cavium Networks, Inc. (1)	480	10,152
MEMC Electronic Materials, Inc. (1)	7,700	468,006
		$1,460,976
Software — 3.6%
Borland Software Corp. (1)	42,000	$250,320
Glu Mobile, Inc. (1)	2,857	35,513
i2 Technologies, Inc. (1)	37,000	694,120
Nintendo Co., Ltd.	4,000	1,394,144
Transaction Systems Architects, Inc. (1)	7,500	255,375
UbiSoft Entertainment SA (1)	8,000	401,062
Veraz Networks, Inc. (1)	55,645	387,846
		$3,418,380
Specialty Retail — 0.3%
GameStop Corp., Class A (1)	7,600	$281,048
		$281,048
Textiles, Apparel & Luxury Goods — 0.0%
Heelys, Inc. (1)	1,380	$45,250
		$45,250

Thrifts & Mortgage Finance — 0.5%
IndyMac Bancorp, Inc.	14,000	$470,120
		$470,120
Tobacco — 2.7%
British American Tobacco PLC	15,000	$507,885
Lowes Corp. - Carolina Group	26,435	2,055,321
		$2,563,206
Trading Companies & Distributors — 0.9%
Mitsubishi Corp.	30,000	$730,697
MSC Industrial Direct Co., Inc., Class A	1,900	101,764
		$832,461
Wireless Telecommunication Services — 4.7%
Bouygues SA	3,000	$264,750
China Mobile, Ltd. ADR	7,500	348,150
NII Holdings, Inc., Class B (1)	14,400	1,173,168
Philippine Long Distance Telephone Co. ADR	10,000	563,100
Rogers Communications, Inc., Class B	31,600	1,311,084
Turkcell Iletisim Hizmetleri ADR	30,000	499,500
Vodafone Group PLC ADR	12,000	377,160
		$4,536,912
Total Common Stocks (identified cost $72,684,482)		$95,878,584

Short-Term Investments — 0.1%

Description	Interest (000’s omitted)	Value
Investment in Cash Management Portfolio, 4.73% (2)	$132	$131,621
Total Short-Term Investments (identified cost, $131,621)		$131,621
Total Investments — 100.1% (identified cost $72,816,103)		$96,010,205
Other Assets, Less Liabilities — (0.1)%		$(75,444)
Net Assets — 100.0%		$95,934,761

ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of May 31, 2007. Net income allocated from this investment for the three months ended May 31, 2007 was $39,809.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	37.0%	$35,505,427
Canada	9.9	9,510,365
United Kingdom	8.9	8,536,643
Japan	6.9	6,654,130
France	6.1	5,894,043
Switzerland	4.0	3,789,295
Bermuda	3.9	3,727,440
Germany	3.2	3,115,750
Ireland	2.3	2,174,851
Netherlands	2.1	2,024,149
Norway	1.8	1,766,860
Singapore	1.7	1,634,081
Brazil	1.6	1,496,400
Spain	1.5	1,407,200
Italy	0.9	873,724
Mexico	0.9	836,640
Belgium	0.8	796,039
Russia	0.7	700,150
Australia	0.7	623,657
Finland	0.6	602,360
Philippines	0.6	563,100
Republic of Korea	0.5	500,832
Turkey	0.5	499,500
Malaysia	0.5	455,917
Argentina	0.5	446,850
Denmark	0.5	434,830
Austria	0.4	431,422
Sweden	0.4	407,560
China	0.4	348,150
Greece	0.3	252,840
	100.1%	$96,010,205

The Portfolio did not have any open financial instruments at May 31, 2007.

The cost and unrealized appreciation (depreciation) in value of the investments owned at May 31, 2007, as determined on a federal income tax basis, were as follows:

Aggregate cost	$73,021,401
Gross unrealized appreciation	$23,545,513
Gross unrealized depreciation	(556,709)
Net unrealized appreciation	$22,988,804

The net unrealized depreciation on foreign currency was $830.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Growth Portfolio

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 19, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Duncan W. Richardson
Duncan W. Richardson
President

Date:	July 19, 2007

By:	/s/William J. Austin, Jr.
William J. Austin, Jr.
Treasurer

Date:	July 19, 2007